Share-based Compensation Expense by Type of Award (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options	$ 481	$ 100	$ 1,240
Restricted stock units	13,833	11,373	8,845
Total share-based compensation expense	$ 14,314	$ 11,473	$ 10,085